ACQUISITIONS AND DIVESTITURES - Schedule of Balance Sheets Related to Discontinued Operations (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Fresh Vegetables current liabilities held for sale	$ 0	$ 214,387
Fresh Vegetables current assets held for sale	$ 0	281,990
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale or Disposed of by Sale [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents		1,702
Current receivables, net1		12,182
Inventories, net		32,181
Prepaid expenses and other current assets		3,942
Property, plant and equipment, net		210,235
Operating lease right-of-use assets		111,663
Other noncurrent assets		14,971
Total Fresh Vegetables assets held for sale		281,990
Accounts payable		61,640
Accrued and other current liabilities		69,057
Operating lease liabilities		69,020
Deferred income tax liabilities		14,669
Total Fresh Vegetables liabilities held for sale		214,386
Fresh Vegetables current liabilities held for sale		214,386
Loss recognized on classification as held for sale		(104,886)
Fresh Vegetables current assets held for sale		281,990
Fresh Vegetables non-current assets held for sale		0
Fresh Vegetables [Member] | Discontinued Operations, Held-for-Sale
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal Group, Including Discontinued Operation, Liabilities, Noncurrent		$ 0